Summary Prospectus Supplement	June 26, 2023

George Putnam Balanced Fund

Putnam BDC Income ETF

Putnam BioRevolution ETF

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Core Bond Fund

Putnam Core Equity Fund

Putnam Diversified Income Trust

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Emerging Markets Equity Fund

Putnam Emerging Markets ex-China ETF

Putnam ESG Core Bond ETF

Putnam ESG High Yield ETF

Putnam ESG Ultra Short ETF

Putnam Floating Rate Income Fund

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Focused Large Cap Growth ETF

Putnam Focused Large Cap Value ETF

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Technology Fund

Putnam Government Money Market Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam Intermediate-Term Municipal Income Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Opportunities Fund

Putnam Mortgage Securities Fund

Putnam Multi-Asset Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam PanAgora ESG Emerging Markets Equity ETF

Putnam PanAgora ESG International Equity ETF

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Research Fund

Putnam Short Duration Bond Fund

Putnam Short-Term Municipal Income Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Strategic Intermediate Municipal Fund

Putnam Sustainable Future ETF

Putnam Sustainable Future Fund

Putnam Sustainable Leaders ETF

Putnam Sustainable Leaders Fund

Putnam Tax Exempt Income Fund

Putnam Tax-Free High Yield Fund

Putnam Ultra Short Duration Income Fund

Putnam VT Core Equity Fund

Putnam VT Diversified Income Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

Putnam VT Government Money Market Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Mortgage Securities Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

This supplement replaces in its entirety the supplement to the Funds’ summary prospectuses dated May 31, 2023.

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Investment Management, LLC (“Putnam Management”), a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023. Proxy solicitation materials related to these meetings, which will provide detailed information regarding the proposed transaction, are expected to be mailed to shareholders in the coming weeks.

The foregoing is not a solicitation of any proxy. For more information regarding the funds, or to receive a free copy of materials filed with the Securities and Exchange Commission (“SEC”), please visit Putnam’s website at putnam.com/individual. Free copies of these materials can also be found on the SEC’s website at http://www.sec.gov. Please read the funds’ proxy statement carefully when it becomes available in the coming weeks because it will contain important information. The funds, their trustees, officers, and other members of management may be deemed to be participants in any future solicitation of the funds’ shareholders in connection with the forthcoming meeting of shareholders. Shareholders may obtain information regarding the names, affiliations, and interests of these individuals in the funds’ proxy statement when it becomes available.

Shareholders should retain this Supplement for future reference.

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